Subsequent Event	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENT

15. SUBSEQUENT EVENT

In April 2023, the Company completed the public offering of 3,105,000 shares of common stock at a public offering price of $7.00 per share, which includes 405,000 shares issued upon the exercise by the underwriters of their over-allotment option.

16. SUBSEQUENT EVENT

In October 2022, the directors and stockholders of the Company approved the 2022 Equity Incentive Plan (the “Plan”) pursuant to which up to 15,000,000 shares of common stock may be issued pursuant to options or restricted stock grants. The Plan will be administered by the Compensation Committee. Awards under the Plan may be granted to officers, directors, employees and those consultants who qualify as a consultant or advisor under the instructions to Form S-8. The Compensation Committee has broad discretion in making awards; provided that any options shall be exercisable at the fair market value on the date of grant. As of the date of this report, no awards have been granted under the Plan.

On September 30, 2022, an intellectual property transfer agreement was signed among Tuanfang Liu, Aspire Global, Shenzhen Yi Jia, Aspire North America and the Company. Pursuant to the agreement, Tuanfang Liu, Aspire Global and Shenzhen Yi Jia agreed to transfer to Aspire North America all patent and other intellectual property rights, including trademarks, Know-how and Know-how Documentation, as defined in the agreement, relating to the cannabis vaping products, and to transfer to the Company any new intellectual property developed or acquired by Tuanfang Liu, Aspire Global and Shenzhen Yi Jia which relates to cannabis vaping products. The formal transfer of the patents has commenced, and a significant portion of the patents has been transferred. The Company expects that the transfer of the patents will be completed by December 31, 2023.

On September 30, 2022, an exclusive license agreement was signed among Tuanfang Liu, Aspire Global, Shenzhen Yi Jia, Aspire Science and the Company. Pursuant to the agreement, Tuanfang Liu, Aspire Global and Shenzhen Yi Jia granted Aspire Science a perpetual royalty free sole and exclusive right and license to use and practice all of the Licensed Technology worldwide except for the PRC and Russia. The Licensed Technology includes all patents, Know-how, Know-how documentation, as defined in the agreement, and trademarks, whether now existing or hereafter developed or acquired by, or for, Tuanfang Liu, Aspire Global and/or Shenzhen Yi Jia that relate, directly or indirectly, to the tobacco vaping market. Pursuant to the License Agreement, neither Tuanfang Liu, Aspire Global nor Shenzhen Yi Jia has any right to market or sell or grant distributors the right to market or sell tobacco vaping products in the world other than in the PRC and Russia.